SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Advance service fee	[1]	$ 420,185	$ 727,802
Sichuan TIBO [Member] | Jining Eni Energy Technology Co Ltd [Member]
Equity transaction percentage		40.00%
Beijing Youyi Natural Technology Co., Ltd. [Member]
Advance service fee		$ 153,174
Sichuan Zhuoyue Shuxin Technology Co., Ltd. [Member]
Advance service fee		219,548
Sichuan Jiahongyi Information Technology Consulting Co., Ltd. [Member]
Advance service fee		$ 28,147

[1]	Advanced service fee primarily were cash advances to third parties for equipment consulting services. Advanced service fee primarily consisted of amounts paid in advance to Beijing Youyi Natural Technology Co., Ltd. ($153,174), Sichuan Zhuoyue Shuxin Technology Co., Ltd. ($ 219,548), and Sichuan Jiahongyi Information Technology Consulting Co., Ltd. ($ 28,147) by ZJY Technologies.